401(k) Savings Plan	12 Months Ended
Dec. 31, 2012
401(k) Savings Plan
401(k) Savings Plan

12. 401(k) Savings Plan

        In 2004, the Company established a defined-contribution savings plan under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). The 401(k) Plan covers all employees who meet defined minimum age and service requirements, and allows participants to defer a portion of their annual compensation on a pretax basis. The Company has not made any contributions to the 401(k) Plan through December 31, 2012.